Fair value measurements - Convertible Securities and Derivative Liability (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019 USD ($)
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities, expected term	2 years
Derivative liability, expected term	2 years
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities, expected term	3 years
Derivative liability, expected term	3 years
Beginning stock price (total value) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities		305,132
Derivative liabilities		305,132
Beginning stock price (total value) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities		357,802
Derivative liabilities		357,802
Strike price (total value) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities		462,012
Derivative liabilities		462,012
Strike price (total value) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities		531,315
Derivative liabilities		965,184
Expected volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities		0.45
Derivative liabilities		0.45
Expected volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities		0.49
Derivative liabilities		0.49
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities		0.0158
Derivative liabilities		0.0158
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities		0.0162
Derivative liabilities		0.0162
Discount factor
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible securities		0.15
Derivative liabilities		0.15